Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2026
Registrant Name	dei_EntityRegistrantName	MFS® SERIES TRUST XIII
Entity Central Index Key	dei_EntityCentralIndexKey	0000356349
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jun. 26, 2026
MFS Diversified Income Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFAX
MFS Diversified Income Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFCX
MFS Diversified Income Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFIX
MFS Diversified Income Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFDX
MFS Diversified Income Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFEX
MFS Diversified Income Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFFX
MFS Diversified Income Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFGX
MFS Diversified Income Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFHX
MFS Government Securities Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGSX
MFS Government Securities Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGBX
MFS Government Securities Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGDX
MFS Government Securities Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSIX
MFS Government Securities Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGGX
MFS Government Securities Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVSX
MFS Government Securities Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGHX
MFS Government Securities Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGJX
MFS Government Securities Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGKX
MFS New Discovery Value Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVAX
MFS New Discovery Value Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVBX
MFS New Discovery Value Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVCX
MFS New Discovery Value Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVIX
MFS New Discovery Value Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVRX
MFS New Discovery Value Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVSX
MFS New Discovery Value Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVTX
MFS New Discovery Value Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVUX
MFS New Discovery Value Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVVX